Relationship with Our Partner Bank (Details)			1 Months Ended			12 Months Ended
	Jan. 04, 2021 USD ($)	Nov. 13, 2017 USD ($) $ / shares shares	Sep. 21, 2018 shares	Dec. 31, 2017 USD ($)	Nov. 27, 2017 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)
Relationship with Our Partner Bank (Details) [Line Items]
Line of credit, maximum borrowing capacity								$ 10,000,000.0
Additional borrowings								$ 5,400,000	$ 105,500
Number of office space locations leased under operating leases								2
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Sponsor forfeited (in Shares) | shares						80,278
Additional amount						$ 20,002,872,000
Offering cost					$ 300,000
Amount drawn on notes				$ 2,000
Payment of affiliate an aggregate of per month						2,000
Total support services costs incurred						20,000	24,000
Total amount payable						$ 165,384	$ 200,000
Affiliated Entity [Member]
Relationship with Our Partner Bank (Details) [Line Items]
Additional borrowings								$ 10,000,000.0
Founder Shares [Member]
Relationship with Our Partner Bank (Details) [Line Items]
Purchase of common stock shares (in Shares) | shares		4,312,500
Common stock aggregate price		$ 25,000
Sponsor forfeited (in Shares) | shares		562,500	80,278
Business combination, description		The Initial Stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Sponsor [Member]
Relationship with Our Partner Bank (Details) [Line Items]
Purchase of aggregate shares (in Shares) | shares						5,810,000
Chardan [Member]
Relationship with Our Partner Bank (Details) [Line Items]
Purchase of aggregate shares (in Shares) | shares						750,000
President [Member] | Business Combination [Member]
Relationship with Our Partner Bank (Details) [Line Items]
Business combination, description						The Company agreed to pay an entity affiliated with the President a fee of approximately $16,667 per month until the earlier of the consummation of the Business Combination or liquidation. A bonus of $78,000 was paid out after the successful completion of the Initial Public Offering.
Private Placement Warrants [Member]
Relationship with Our Partner Bank (Details) [Line Items]
Additional amount						$ 385,778
Aggregate price (in Dollars per share) | $ / shares						$ 1.00
Purchase of aggregate shares (in Shares) | shares						385,778
Private Placement Warrants [Member] | Sponsor and Chardan [Member]
Relationship with Our Partner Bank (Details) [Line Items]
Additional amount						$ 6,560,000
Aggregate price (in Dollars per share) | $ / shares						$ 1.00
Purchase of aggregate shares (in Shares) | shares						6,560,000
Private placement warrants, description						Each whole Private Placement Warrant is exercisable for one whole share of Class A Common Stock at a price of $11.50 per share (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of equity or equity-linked securities).
Partner Bank [Member] | Affiliated Entity [Member]
Relationship with Our Partner Bank (Details) [Line Items]
Payable to partner bank								9,000,000.0
Line of credit, maximum borrowing capacity								10,000,000.0
Additional borrowings								$ 5,400,000
Number of office space locations leased under operating leases								1
Partner Bank [Member] | Deposit Servicing Agreement [Member] | Affiliated Entity [Member]
Relationship with Our Partner Bank (Details) [Line Items]
Automatic renewal terms	3 years
Period of written notice of non-renewal required prior to expiration of the term	180 years
Partner Bank [Member] | Transition Services Agreement [Member] | Affiliated Entity [Member]
Relationship with Our Partner Bank (Details) [Line Items]
Period each party agreed to provide certain transition services to the other party	12 months
Monthly service fee	$ 12,500
Period of advance written notice required to terminate agreement without penalty	30 days